SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	3,500,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 1.50
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years 6 months
Amended And Restated2012 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized	11,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	4,530,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 0.51
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights	The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.